Investment in equity securities / Equity Investments (Details) - USD ($)		12 Months Ended
	Apr. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 23, 2023
Investment in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance		$ 69,119,010	$ 77,089,100
Equity securities acquired		15,694,496	59,903,362	$ 72,211,450
Proceeds from sale of equity securities		(74,463,553)	(52,940,067)	(258,999)
Net loss on sale of equity securities		(7,827,960)	(99,238)
Realized foreign exchange loss			(169,881)
Unrealized gain (loss) on equity securities revalued at fair value at end of the period		25,212,937	(14,639,422)
Unrealized foreign exchange gain (loss)		24,845	(24,844)
Ending balance		27,759,775	69,119,010	77,089,100
Equity Investments without Readily Determinable Fair Values [Abstract]
Beginning balance		4,661,658	0
Equity investments acquired (through MPC Capital acquisition)			5,228,041
Dispositions			(248,715)
Net exchange differences			(317,668)
Equity investments transferred		4,249,432
Equity investments purchased		755,128
Unrealized gain		315,447
Impairment loss		(828,558)
Unrealized foreign exchange gain		779,115
Ending balance		9,932,222	4,661,658	0
Equity Method Investments		50,045,840	50,503,722	0
Dividend income on equity securities		1,606,818	0	0
MPC OSE Offshore GmbH & Co. KG [Member]
Equity Investments without Readily Determinable Fair Values [Abstract]
Equity Method Investments		3,697,377
Eagle Bulk Shipping Inc [Member]
Investment in Equity Securities with Readily Determinable Fair Values [Abstract]
Number of shares held (in shares)					1,391,500
Percentage of shares held					14.99%
Number of shares of Star Bulk common stock received for each share of Eagle common stock owned (in shares)	2.6211
Dividend income on equity securities		$ 1,808,473	$ 6,692,418	$ 1,312,222